UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2454

                       OPPENHEIMER MONEY MARKET FUND, INC.
                       -----------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JULY 31
                                                 -------

                    Date of reporting period: APRIL 30, 2005
                                              --------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--12.0%
------------------------------------------------------------------------------------------------------------------------
Bank of the West, 3.09%, 6/29/05                                                   $    45,000,000       $    45,000,000
------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, New York, 2.95%, 6/13/05                                             19,500,000            19,500,000
------------------------------------------------------------------------------------------------------------------------
BNP Paribas, New York, 2.916%, 6/22/05 1                                                10,000,000             9,999,355
------------------------------------------------------------------------------------------------------------------------
Calyon, New York, 2.78%, 5/5/05                                                         20,000,000            20,000,000
------------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce NY, 2.99%, 6/28/05 1                                 20,000,000            19,999,041
------------------------------------------------------------------------------------------------------------------------
Citibank NA, 2.74%, 5/13/05                                                             10,000,000            10,000,000
------------------------------------------------------------------------------------------------------------------------
Nordea Bank Finland plc, New York Branch:
2.82%, 5/20/05                                                                          21,000,000            21,000,000
2.989%, 6/29/05 1                                                                       12,000,000            11,999,317
------------------------------------------------------------------------------------------------------------------------
Societe Generale, New York, 2.88%, 6/14/05 1                                            33,000,000            32,998,798
------------------------------------------------------------------------------------------------------------------------
Washington Mutual Bank FA:
2.70%, 5/4/05                                                                           10,000,000             9,999,992
2.84%, 5/27/05                                                                           4,000,000             3,999,971
3.01%, 6/23/05                                                                          32,500,000            32,499,525
                                                                                                         ---------------
Total Certificates of Deposit (Cost $236,995,999)                                                            236,995,999

------------------------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--20.3%
------------------------------------------------------------------------------------------------------------------------
Bank of America NA, 2.70%, 5/5/05                                                       23,800,000            23,800,000
------------------------------------------------------------------------------------------------------------------------
Barclays US Funding Corp., 2.83%, 5/27/05                                               35,000,000            34,928,464
------------------------------------------------------------------------------------------------------------------------
Calyon North America, Inc., 3.045%, 7/15/05                                             25,000,000            24,841,406
------------------------------------------------------------------------------------------------------------------------
DnB NOR Bank ASA:
2.78%, 5/20/05                                                                          13,350,000            13,330,413
3.015%, 7/6/05                                                                          18,730,000            18,626,298
------------------------------------------------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland:
2.85%, 6/3/05 2                                                                          9,600,000             9,574,920
2.93%, 6/1/05 2                                                                         20,000,000            19,949,539
------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services:
3%, 6/30/05                                                                             15,200,000            15,124,000
3.04%, 7/11/05                                                                          12,000,000            11,928,053
3.045%, 7/14/05                                                                         21,000,000            20,868,558
3.06%, 7/20/05                                                                           5,000,000             4,966,000
3.115%, 7/29/05                                                                         13,000,000            12,899,887
------------------------------------------------------------------------------------------------------------------------
LaSalle Bank NA, 2.76%, 5/4/05                                                          25,000,000            25,000,000
------------------------------------------------------------------------------------------------------------------------
Nordea North America, Inc., 2.82%, 5/25/05                                              21,000,000            20,960,520
------------------------------------------------------------------------------------------------------------------------
Scotiabanc, Inc., 2.70%, 5/10/05 2                                                      10,000,000             9,993,250
------------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB, 2.85%, 6/24/05 2                                      12,000,000            11,946,000
------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken, Inc., Series S, 3.08%, 7/20/05                                   25,975,000            25,797,216
------------------------------------------------------------------------------------------------------------------------
Swedbank AB:
2.96%, 6/17/05                                                                           9,000,000             8,965,220
3.02%, 7/7/05                                                                           23,000,000            22,870,727
------------------------------------------------------------------------------------------------------------------------
Toronto Dominion Holdings, Inc., 3%, 6/30/05 2                                          10,000,000             9,950,000
------------------------------------------------------------------------------------------------------------------------
UBS Finance (Delaware) LLC:
2.86%, 5/16/05                                                                          25,000,000            24,970,208
2.89%, 5/19/05                                                                          29,160,000            29,117,864
                                                                                                         ---------------
Total Direct Bank Obligations (Cost $400,408,543)                                                            400,408,543

------------------------------------------------------------------------------------------------------------------------
LETTERS OF CREDIT--1.0%
------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Bank, guaranteeing commercial paper of NATC California LLC,
3.07%, 7/19/05 (Cost $19,865,261)                                                       20,000,000            19,865,261


1        |       OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--65.4%
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED--24.6%
Cable Beach LP, 3.115%, 7/14/05 2                                                  $    15,000,000       $    14,903,954
------------------------------------------------------------------------------------------------------------------------
Chesham Finance LLC:
2.90%, 5/9/05 2                                                                         13,700,000            13,691,171
3%, 5/2/05 2                                                                            15,100,000            15,098,742
3.10%, 7/21/05 2                                                                         9,255,000             9,190,446
------------------------------------------------------------------------------------------------------------------------
Eiffel Funding LLC, 2.95%, 5/25/05 2                                                     6,100,000             6,088,003
------------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust I:
2.88%, 6/2/05                                                                           15,000,000            14,961,600
3.04%, 7/8/05                                                                           25,000,000            24,856,444
------------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust II, 2.74%, 5/11/05                                                     15,000,000            14,988,583
------------------------------------------------------------------------------------------------------------------------
Gotham Funding Corp.:
2.87%, 5/9/05 2                                                                         14,837,000            14,827,537
3.02%, 5/6/05 2                                                                          2,400,000             2,398,993
3.04%, 5/10/05 2                                                                         6,000,000             5,995,440
3.05%, 5/19/05 2                                                                           721,000               719,900
------------------------------------------------------------------------------------------------------------------------
GOVCO, Inc.:
2.83%, 5/26/05 2                                                                        15,000,000            14,970,521
3.115%, 7/28/05 2                                                                       40,000,000            39,694,933
------------------------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
2.705%, 5/6/05 2                                                                         8,550,000             8,546,788
2.74%, 5/13/05 2                                                                        20,000,000            19,981,733
2.84%, 5/23/05 2                                                                        15,000,000            14,973,967
3.055%, 7/6/05 2                                                                         6,500,000             6,463,595
------------------------------------------------------------------------------------------------------------------------
Neptune Funding Corp.:
2.86%, 5/23/05 2                                                                        10,000,000             9,982,522
3.04%, 6/22/05 2                                                                        13,000,000            12,942,916
3.08%, 7/13/05 2                                                                         3,800,000             3,776,267
3.09%, 7/20/05 2                                                                        10,787,000            10,712,929
------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust:
2.87%, 6/1/05                                                                           15,000,000            14,962,929
3.06%, 7/1/05                                                                           15,000,000            14,922,225
------------------------------------------------------------------------------------------------------------------------
Perry Global Funding LLC, Series A:
2.99%, 6/20/05 2                                                                        18,000,000            17,925,250
3.03%, 6/24/05 2                                                                        21,500,000            21,402,283
------------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp.:
2.80%, 5/2/05 2                                                                         24,180,000            24,178,119
2.98%, 5/26/05 2                                                                        20,000,000            19,958,611
------------------------------------------------------------------------------------------------------------------------
Thornburg Mortgage Capital Resources, 2.95%, 5/31/05 2                                  35,000,000            34,936,903
------------------------------------------------------------------------------------------------------------------------
Victory Receivables Corp.:
2.81%, 5/2/05 2                                                                         24,300,000            24,298,103
2.94%, 5/17/05 2                                                                        27,680,000            27,642,847
3%, 5/18/05 2                                                                            4,629,000             4,622,442
                                                                                                         ---------------
                                                                                                             484,616,696

------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.4%
Beverage South LLC, Series 2004, 3.12%, 5/5/05 1                                         6,900,000             6,900,000


2        |       OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--1.1%
Illinois Tool Works, Inc., 3%, 6/23/05                                             $    22,600,000       $    22,500,183
------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--11.6%
Banc of America Securities LLC, 2.97%, 5/2/05 1                                         50,000,000            50,000,000
------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.:
3%, 6/27/05                                                                             25,000,000            24,881,250
3.691%, 7/15/05 1                                                                       14,815,000            14,832,625
------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc., Series B, 3.06%, 5/13/05 1                                     14,000,000            14,000,691
------------------------------------------------------------------------------------------------------------------------
First Clearing LLC, 3.06%, 6/6/05 1                                                     24,750,000            24,750,000
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.:
2.91%, 10/31/05 1,3                                                                     20,000,000            20,000,000
2.94%, 5/7/05 1,3                                                                       20,000,000            20,000,000
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 3.125%, 12/15/05 1                                               35,000,000            35,000,000
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 2.93%, 6/3/05                                                           25,000,000            24,932,854
                                                                                                         ---------------
                                                                                                             228,397,420

------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.0%
Bank of America Corp.:
2.72%, 5/13/05                                                                          15,000,000            14,986,400
2.95%, 6/15/05                                                                          15,000,000            14,944,688
------------------------------------------------------------------------------------------------------------------------
HSBC USA, Inc., 3.045%, 7/11/05                                                          9,000,000             8,945,951
                                                                                                         ---------------
                                                                                                              38,877,039

------------------------------------------------------------------------------------------------------------------------
COMMERCIAL FINANCE--1.5%
Countrywide Home Loans:
3.04%, 5/25/05                                                                           8,695,000             8,677,378
3.05%, 5/24/05                                                                          20,159,000            20,119,718
                                                                                                         ---------------
                                                                                                              28,797,096

------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.8%
Mississippi Business Finance Corp., 3.12%, 5/5/05 1                                      2,800,000             2,800,000
------------------------------------------------------------------------------------------------------------------------
Rex Lumber LLC, Series 2002, 3.11%, 5/5/05 1                                             9,500,000             9,500,000
------------------------------------------------------------------------------------------------------------------------
Warrior Roofing Manufacturing of Georgia LLC, 3.17%, 5/5/05 1                            4,000,000             4,000,000
                                                                                                         ---------------
                                                                                                              16,300,000

------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.2%
American Express Credit Corp., Series B, 3.10%, 5/31/05 1                                4,000,000             4,001,945
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.5%
General Electric Capital Corp.:
2.82%, 5/25/05                                                                          27,000,000            26,949,240
3.04%, 7/11/05                                                                           6,343,000             6,304,970
3.04%, 7/12/05                                                                          20,000,000            19,878,400
------------------------------------------------------------------------------------------------------------------------
General Electric Capital Services, 2.96%, 6/15/05                                        8,000,000             7,970,400
------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp.:
2.97%, 6/16/05                                                                          10,000,000             9,962,050
2.97%, 6/17/05                                                                          37,000,000            36,857,016
                                                                                                         ---------------
                                                                                                             107,922,076


3        |       OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.8%
AL Incentives Finance Authority Special Obligation Bonds, Series
1999-C, 3.12%, 5/5/05 1                                                            $     9,355,000       $     9,355,000
------------------------------------------------------------------------------------------------------------------------
CA Department of Water Resources Power Supply Revenue Bonds, Series C-4,
3.04%, 5/2/05 1                                                                          5,500,000             5,500,000
                                                                                                         ---------------
                                                                                                              14,855,000

------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Mississippi Business Finance Corp.:
3.12%, 5/2/05 1                                                                          1,400,000             1,400,000
3.12%, 5/2/05 1                                                                          1,500,000             1,500,000
                                                                                                         ---------------
                                                                                                               2,900,000

------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.2%
Beaver Cnty., UT, Environmental Facility Revenue Bonds, 3.36%, 5/1/05 1                  3,465,000             3,465,000
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--0.5%
Harris Cnty., TX HFDC Refunding Revenue Bonds, Methodist Hospital,
3.07%, 5/2/05 1                                                                          8,960,000             8,960,000
------------------------------------------------------------------------------------------------------------------------
INSURANCE--7.2%
ING America Insurance Holdings, Inc.:
2.95%, 6/13/05                                                                          10,000,000             9,964,764
2.97%, 6/16/05                                                                          13,000,000            12,950,665
3%, 6/22/05                                                                             10,000,000             9,956,667
------------------------------------------------------------------------------------------------------------------------
ING Verzekeringen NV, 3.01%, 6/22/05                                                    20,000,000            19,913,044
------------------------------------------------------------------------------------------------------------------------
Jackson National Life Global Funding, Series 2004-6, 2.954%, 5/16/05 1,3                17,500,000            17,500,000
------------------------------------------------------------------------------------------------------------------------
Jackson National Life Insurance Co., 2.87%, 5/1/05 1                                     2,000,000             2,000,000
------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I, Series 2003-5, 2.994%, 5/16/05 1,3                  18,000,000            18,000,000
------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 2.89%, 5/1/05 1                                    22,000,000            22,000,000
------------------------------------------------------------------------------------------------------------------------
Security Life of Denver Insurance Co., 3.14%, 5/23/05 1                                 20,000,000            20,000,000
------------------------------------------------------------------------------------------------------------------------
United of Omaha Life Insurance Co., 2.96%, 12/29/05 1,3                                 10,000,000            10,000,000
                                                                                                         ---------------
                                                                                                             142,285,140

------------------------------------------------------------------------------------------------------------------------
LEASING & FACTORING--1.0%
Toyota Motor Credit Corp., 2.95%, 6/8/05                                                19,790,000            19,728,376
------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.4%
AL Industrial Development Authority Revenue Bond, Simcala, Inc. Project,
3.12%, 5/5/05 1                                                                          5,825,000             5,825,000
------------------------------------------------------------------------------------------------------------------------
Wheland Foundry LLC, Series 2003, 3.17%, 5/5/05 1                                        2,970,000             2,970,000
                                                                                                         ---------------
                                                                                                               8,795,000

------------------------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--7.5%
Blue Spice LLC, 3.08%, 7/22/05 2                                                        15,000,000            14,894,767
------------------------------------------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc., Series A, 2.94%, 5/20/05                     1,400,000             1,397,828
------------------------------------------------------------------------------------------------------------------------
K2 (USA) LLC:
2.85%, 5/26/05 2                                                                         5,600,000             5,588,917
2.94%, 5/20/05 1,4                                                                      10,000,000             9,997,830
3.02%, 6/30/05 2                                                                        20,100,000            19,998,830
3.024%, 6/30/05 1,4                                                                     18,500,000            18,499,382


4        |       OPPENHEIMER MONEY MARKET FUND, INC.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
------------------------------------------------------------------------------------------------------------------------
LINKS Finance LLC, 3.014%, 10/31/05 1,4                                            $    25,000,000       $    24,996,260
------------------------------------------------------------------------------------------------------------------------
Parkland (USA) LLC, 2.95%, 5/18/05 1,4                                                   5,000,000             4,999,641
------------------------------------------------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM, 3.001%, 5/23/05 1                                       15,000,000            15,000,000
------------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc.:
2.904%, 12/15/05 1,4                                                                    22,100,000            22,096,012
2.904%, 12/16/05 1,4                                                                    10,000,000             9,998,113
                                                                                                         ---------------
                                                                                                             147,467,580

                                                                                                         ---------------
Total Short-Term Notes (Cost $1,286,768,551)                                                               1,286,768,551

------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--1.0%
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
1.55%, 5/4/05                                                                           10,000,000            10,000,000
1.60%, 5/13/05                                                                          10,000,000            10,000,000
                                                                                                         ---------------
Total U.S. Government Agencies (Cost $20,000,000)                                                             20,000,000

------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,964,038,354)                                             99.7%        1,964,038,354
------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                0.3             5,337,837

                                                                                   -------------------------------------
NET ASSETS                                                                                   100.0%      $ 1,969,376,191
                                                                                   =====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $501,821,138, or 25.48% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

3. Illiquid security. The aggregate value of illiquid securities as of April 30, 2005 was $85,500,000, which represents 4.34% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $90,587,238 or 4.60% of the Fund's net assets as of April 30, 2005.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

ILLIQUID SECURITIES. As of April 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


5        |       OPPENHEIMER MONEY MARKET FUND, INC.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a)  Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. Oppenheimer Money Market Fund, Inc.

By:       /S/ JOHN V. MURPHY
          ----------------------------
          John V. Murphy
          Principal Executive Officer
Date:     June 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /S/ JOHN V. MURPHY
          ----------------------------
          John V. Murphy
          Principal Executive Officer
Date:     June 15, 2005

By:       /S/ BRIAN W. WIXTED
          ----------------------------
          Brian W. Wixted
          Chief Financial Officer
Date:     June 15, 2005